Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Provision [Abstract]
Federal
Foreign	94,947	255,805
Total current income tax expenses, continuing operations	94,947	255,805
Current income tax expenses, discontinued operations
Total current	94,947	255,805
Federal
Foreign
Total deferred income tax expenses, continuing operations
Deferred income tax expenses, discontinued operations
Total deferred
Total income tax expense	$ 94,947	$ 255,805